UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10349

        Nuveen Maryland Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Discretionary - 0.1% (0.1% of Total Investments)

$75	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	BB	$74,339
	5.350%, 4/01/08

	Consumer Staples - 2.5% (1.7% of Total Investments)

790	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	815,952
	2002, 5.375%, 5/15/33
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds,	5/11 at 100.00	Baa3	806,456
	Series 2001, 5.000%, 5/15/31

	Education and Civic Organizations - 15.4% (10.5% of Total Investments)
1,100	Anne Arundel County, Maryland, Economic Development Revenue Bonds, Community College Project,	9/12 at 102.00	A3	1,180,718
	Series 2002, 5.125%, 9/01/22
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary's College, Series
	2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB	105,630
100	5.800%, 9/01/30	3/10 at 101.00	BBB	105,722
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series	4/14 at 100.00	A+	685,951
	2004, 5.250%, 4/01/34
250	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB-	261,838
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
415	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series	1/11 at 101.00	AAA	444,166
	2000, 5.250%, 7/01/30 - FSA Insured
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	1,317,475
	College of Art, Series 2001, 5.500%, 6/01/32
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series	7/14 at 100.00	A-	523,095
	2004, 5.125%, 7/01/34
315	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High	5/15 at 100.00	N/R	327,808
	School, Series 2005A, 6.000%, 5/01/35
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/12 at 100.00	AAA	532,770
	Auxiliary Facilities, Series 2001, 4.900%, 7/01/21 - FGIC Insured
500	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/13 at 100.00	AAA	546,815
	Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 - FGIC Insured
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2001B:
1,580	4.375%, 4/01/17	4/11 at 100.00	AA	1,628,079
1,140	4.500%, 4/01/19	4/11 at 100.00	AA	1,177,164
1,000	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A, 5.000%,	4/13 at 100.00	AA	1,092,160
	4/01/19

	Healthcare - 20.7% (14.1% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Medical	7/08 at 101.00	AAA	1,053,600
	Center, Series 1998, 5.125%, 7/01/33 - FSA Insured

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center,	7/11 at 100.00	A-	1,572,690
	Series 2001, 5.625%, 7/01/31
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	668,655
	Medical Center, Series 2001, 5.000%, 7/01/34
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland	7/11 at 100.00	A	2,084,940
	Medical System, Series 2001, 5.250%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General	7/12 at 100.00	Baa1	1,085,190
	Hospital, Series 2002, 6.000%, 7/01/26
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	519,220
	Hospital, Series 2002, 5.125%, 7/01/35
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,048,180
	Institute, Series 2003, 5.500%, 7/01/33
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series	8/14 at 100.00	Baa1	748,986
	2004, 5.375%, 8/15/24
525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	549,250
	System, Series 2004A, 5.125%, 7/01/34
775	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A2	835,318
	Hospital, Series 2004, 5.500%, 7/01/36
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center,	7/14 at 100.00	AA	670,800
	Series 2005, 5.000%, 7/01/37 - RAAI Insured
1,610	Montgomery County, Maryland, Economic Development Revenue Bonds, Trinity Healthcare Group, Series	12/11 at 100.00	AA-	1,696,441
	2001, 5.125%, 12/01/22
	Prince George's County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
300	5.375%, 7/01/14	1/06 at 101.00	B3	271,002
700	5.300%, 7/01/24	1/06 at 101.00	B3	586,089

	Housing/Multifamily - 13.5% (9.2% of Total Investments)
55	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue	5/11 at 100.00	Aa2	56,635
	Bonds, Series 2001A, 5.100%, 5/15/28
2,595	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue	5/11 at 100.00	Aa2	2,699,553
	Bonds, Series 2001B, 5.350%, 5/15/32 (Alternative Minimum Tax)
1,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess Anne	12/11 at 100.00	Aaa	1,158,285
	Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
3,145	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Waters Towers	12/11 at 100.00	Aaa	3,281,807
	Senior Apartments, Series 2001F, 5.450%, 12/15/33 (Alternative Minimum Tax)
435	Maryland Community Development Administration, Insured Multifamily Housing Mortgage Loan Revenue	5/12 at 100.00	Aa2	458,420
	Bonds, Series 2002A, 5.300%, 5/15/22
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland -	10/13 at 100.00	Baa3	1,079,000
	Baltimore, Series 2003A, 5.625%, 10/01/23

	Housing/Single Family - 1.8% (1.2% of Total Investments)
210	Maryland Community Development Administration, Residential Revenue Bonds, Series 1997B, 5.875%,	3/07 at 101.50	Aa2	216,703
	9/01/25 (Alternative Minimum Tax)
935	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001H, 5.350%,	9/10 at 100.00	Aa2	962,265
	9/01/32 (Alternative Minimum Tax)

	Industrials - 1.8% (1.2% of Total Investments)
1,150	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,173,839
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care - 0.5% (0.3% of Total Investments)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal
	Life Care Community Inc., Series 2001A:
31	6.750%, 4/01/20	4/09 at 100.00	N/R	28,203
25	6.750%, 4/01/23	4/11 at 101.00	N/R	22,874
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington Episcopal
	Life Care Community Inc., Series 2001B:
10	8.000%, 4/01/22 (Optional put 4/01/07)	10/06 at 100.00	N/R	10,012
5	6.400%, 4/01/23 (Mandatory put 4/01/07)	No Opt. Call	N/R	4,544
	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,
	Series 1994A:
20	5.625%, 4/01/09	4/06 at 100.00	N/R	18,183
175	6.000%, 4/01/13	10/05 at 101.00	N/R	159,485
50	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc.,	No Opt. Call	N/R	50,004
	Series 1994B, 8.000%, 4/01/16 (Optional put 4/01/06)

	Tax Obligation/General - 42.5% (28.9% of Total Investments)
750	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated Water and Sewerage, Series	8/09 at 101.00	AA+	774,420
	1999, 4.500%, 8/01/19
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Series 2003, 5.000%, 3/01/13	No Opt. Call	AA+	1,108,280
750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	AAA	816,090
	5.000%, 10/15/22 - AMBAC Insured
	Cecil County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2001B:
975	4.600%, 8/01/18	8/11 at 101.00	AA-	1,022,960
1,020	4.600%, 8/01/19	8/11 at 101.00	AA-	1,067,420
1,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%,	11/12 at 101.00	AA	1,097,430
	11/01/20
510	Frederick, Maryland, General Obligation Refunding and Improvement Bonds, Series 2001, 4.750%,	12/11 at 101.00	AA-	546,174
	12/01/19
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	667,134
500	5.000%, 8/01/17 - MBIA Insured	8/15 at 100.00	AAA	553,750
1,000	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/16	2/14 at 100.00	AAA	1,102,410
	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001:
2,445	5.500%, 3/01/11	No Opt. Call	AAA	2,732,434
1,500	5.500%, 3/01/12	No Opt. Call	AAA	1,697,070
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,114,530
4,730	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds,	10/11 at 101.00	AAA	5,230,529
	Series 2001, 5.250%, 10/01/18
1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,114,150
	2002A, 5.250%, 11/01/11
800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	888,864
	2004A, 5.000%, 4/01/13
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series
	2001:
1,000	5.250%, 12/01/20 - FGIC Insured	12/11 at 101.00	AAA	1,100,740
2,820	5.250%, 12/01/21 - FGIC Insured	12/11 at 101.00	AAA	3,104,087
800	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	No Opt. Call	AA	878,096
	2004C, 5.000%, 12/01/11
770	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 - FSA	7/11 at 100.00	AAA	827,488
	Insured

	Tax Obligation/Limited - 17.3% (11.7% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%, 7/01/34	1/15 at 101.00	N/R	638,444

675	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project,	No Opt. Call	N/R	701,669
	Series 2002, 5.000%, 7/01/12
	Baltimore County, Maryland, Certificates of Participation, Health and Social Services Building
	Project, Series 2001:
1,580	5.000%, 8/01/20	8/11 at 101.00	AA+	1,683,127
1,660	5.000%, 8/01/21	8/11 at 101.00	AA+	1,764,729
530	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series	5/13 at 100.00	AA+	581,532
	2003A, 5.000%, 5/01/15
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	365,617
	5.750%, 7/01/34
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,164,270
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,106,780
	5.000%, 5/01/13
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,564,510
	Headquarters Building, Series 2002, 5.375%, 6/01/19
1,000	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior	7/12 at 101.00	AA	1,081,580
	Series 2002A, 5.500%, 7/01/27 - RAAI Insured
475	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005,	7/13 at 100.00	N/R	483,047
	5.250%, 7/01/35 (WI, settling 9/08/05)

	Transportation - 4.9% (3.3% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
650	5.000%, 7/01/27 - AMBAC Insured	7/11 at 100.00	AAA	682,624
1,000	5.000%, 7/01/34 - AMBAC Insured	7/11 at 100.00	AAA	1,044,900
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
155	5.000%, 7/01/13 - AMBAC Insured	No Opt. Call	AAA	171,081
135	5.000%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	149,778
1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2003,	No Opt. Call	AAA	1,097,900
	5.000%, 1/01/12 - MBIA Insured

	U.S. Guaranteed *** - 22.3% (15.2% of Total Investments)
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002,	8/12 at 100.00	AAA	1,655,730
	5.000%, 8/01/18 (Pre-refunded to 8/01/12)
1,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,126,090
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)
3,000	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2000, 5.200%,	12/10 at 101.00	AAA	3,325,680
	12/01/19 (Pre-refunded to 12/01/10)
750	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%,	8/12 at 100.00	AAA	828,165
	8/15/15 (Pre-refunded to 8/15/12)
1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series	No Opt. Call	AAA	1,380,658
	1997, 5.000%, 7/01/17 - AMBAC Insured
1,220	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects,	No Opt. Call	AAA	1,433,866
	First Series 1978, 6.800%, 7/01/16
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,346,567
	(Pre-refunded to 7/01/11) - FSA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	3,302,970
	10/01/40

	Utilities - 3.2% (2.2% of Total Investments)

1,000	Guam Power Authority, Revenue Bonds, Series 1999A, 5.250%, 10/01/34 - MBIA Insured	10/09 at 101.00	AAA	1,073,910
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	1,020,000
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer - 0.7% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series 2005A,	No Opt. Call	AAA	399,220
	5.000%, 9/01/15

$88,446	Total Long-Term Investments (cost $90,153,048) - 147.2%			95,014,811

	Other Assets Less Liabilities - 2.4%			1,523,242

	Preferred Shares, at Liquidation Value - (49.6)%			(32,000,000)

	Net Assets Applicable to Common Shares - 100%			$64,538,053

Forward Swap Contracts outstanding at August 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated June 21, 2005, to pay semi-annually the notional amount multiplied by 4.833% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-
LIBOR (United States Dollar-London Inter-Bank Offered Rates).	$900,000	2/09/06	2/09/36	$(16,004)

Agreement with Citibank dated June 30, 2005 to pay semi-annually the notional amount multiplied by 4.699% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-
LIBOR (United States Dollar-London Inter-Bank Offered Rates).	300,000	2/27/06	2/27/26	(942)

				$(16,946)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $90,199,937.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$4,922,317
Depreciation	(107,443)

Net unrealized appreciation of investments	$4,814,874

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.